As filed with the Securities and Exchange Commission February 25, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811 - 08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

601 UNION STREET, SUITE 2801
SEATTLE, WA 98101

MELODIE B. ZAKALUK
RAINIER INVESTMENT MANAGEMENT, INC.
601 UNION STREET, SUITE 2801
SEATTLE, WA 98101

(800) 248-6314

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2010

Item 1. Schedule of Investments.

Rainier Small/Mid Cap Equity Portfolio
Schedule of Investments
December 31, 2010 (Unaudited)

COMMON STOCKS (99.7%)	Shares	Value
Consumer Discretionary and Services (13.9%)
Chipotle Mexican Grill, Inc. *	69,540	$14,788,377
Cooper Tire & Rubber Co.	1,173,730	27,676,553
Cracker Barrel Old Country Store, Inc.	475,460	26,040,944
Dick's Sporting Goods, Inc. *	652,820	24,480,750
Discovery Communications, Inc. *	754,110	31,446,387
Fossil, Inc. *	274,250	19,329,140
Jarden Corp.	1,025,100	31,644,837
Nordstrom, Inc.	665,810	28,217,028
priceline.com, Inc. *	39,430	15,754,256
Snap-On, Inc.	627,210	35,487,542
Tenneco, Inc. *	464,500	19,118,820
Thor Industries, Inc.	614,520	20,869,099
Tractor Supply Co.	386,350	18,734,111
TRW Automotive Holdings Corp. *	324,090	17,079,543
Tupperware Brands Corp.	300,680	14,333,416
Urban Outfitters, Inc. *	804,170	28,797,328
WABCO Holdings, Inc. *	537,740	32,764,498
Warnaco Group, Inc. *	325,680	17,935,198
Total Consumer Discretionary and Services		424,497,827
Consumer Staples (2.1%)
Church & Dwight Co., Inc.	283,970	19,599,609
Diamond Foods, Inc.	508,360	27,034,585
TreeHouse Foods, Inc. *	375,360	19,177,142
Total Consumer Staples		65,811,336
Energy (9.9%)
Carrizo Oil & Co, Inc. *	1,032,480	35,610,235
Concho Resources, Inc. *	247,805	21,725,064
Dresser-Rand Group, Inc. *	432,755	18,431,036
Energy XXI (Bermuda) Ltd. *	883,706	24,452,145
Kodiak Oil & Gas Corp. *	2,090,770	13,799,082
Newpark Resources, Inc. *	2,325,800	14,326,928
Oceaneering International, Inc. *	315,540	23,233,210
Rex Energy Corp. *	1,565,860	21,373,989
RPC, Inc.	1,488,090	26,964,191
Swift Energy Co. *	768,860	30,100,869
Unit Corp. *	203,790	9,472,159
Whiting Petroleum Corp. *	544,750	63,839,253
Total Energy		303,328,161
Financial Services (18.6%)
Affiliated Managers Group, Inc. *	646,200	64,115,964
Alliance Data Systems Corp. *	932,400	66,228,372
Cardtronics, Inc. *	1,055,480	18,681,996
Comerica, Inc.	516,330	21,809,779
Commerce Bancshares, Inc.	237,562	9,438,338
DiamondRock Hospitality Co. *	1,727,250	20,727,000
Digital Realty Trust, Inc.	626,580	32,293,933
Discover Financial Services	1,977,350	36,640,296
DuPont Fabros Technology, Inc.	1,526,530	32,469,293
First Niagara Financial Group, Inc.	1,661,730	23,230,985

Rainier Small/Mid Cap Equity Portfolio
Schedule of Investments
December 31, 2010 (Unaudited)

	Shares	Value
Financial Services (18.6%) Continued
IntercontinentalExchange Inc. *	226,660	$27,006,539
Jones Lang LaSalle, Inc.	329,680	27,666,746
KBW, Inc.	616,870	17,223,011
LaSalle Hotel Properties	1,162,040	30,677,856
Lincoln National Corp.	108,620	3,020,722
MSCI, Inc. Cl. A *	385,980	15,037,781
Raymond James Financial, Inc.	996,970	32,600,919
SEI Investments Co.	794,010	18,889,498
Signature Bank *	883,540	44,177,000
Stifel Financial Corp. *	413,610	25,660,364
Total Financial Services		567,596,392
Health Care (10.7%)
Alexion Pharmaceuticals, Inc. *	204,435	16,467,239
Allscript Healthcare Solutions, Inc. *	1,083,110	20,871,530
AmerisourceBergen Corp.	460,560	15,714,307
Cyberonics, Inc. *	418,130	12,970,393
Emergency Medical Services Corp. *	261,570	16,900,038
HealthSouth Corp. *	694,630	14,385,787
Hill-Rom Holdings, Inc.	385,110	15,161,781
Life Technologies Corp. *	384,130	21,319,215
Mylan, Inc. *	860,180	18,175,603
Perrigo Co.	445,850	28,235,681
ResMed, Inc. *	578,210	20,029,194
Salix Pharmaceuticals, Inc. *	352,870	16,570,775
Seattle Genetics, Inc. *	910,870	13,617,507
Sirona Dental Systems, Inc. *	382,590	15,984,610
SXC Health Solutions Corp. *	577,940	24,770,508
The Cooper Cos, Inc.	215,810	12,158,735
Thoratec Corp. *	555,870	15,742,239
United Therapeutics Corp. *	434,574	27,473,768
Total Health Care		326,548,910
Materials and Processing (7.7%)
Albemarle Corp.	587,460	32,768,519
Cabot Corp.	875,360	32,957,304
FMC Corp.	240,780	19,235,914
Packaging Corp. of America	1,006,650	26,011,836
RBC Bearings, Inc. *	575,710	22,498,747
Rockwood Holdings, Inc. *	432,190	16,907,273
Seabridge Gold, Inc. *	759,030	23,287,041
Silver Standard Resoures, Inc. *	872,410	24,619,410
Timken Co.	321,170	15,329,444
Valspar Corp.	624,930	21,547,586
Total Materials and Processing		235,163,074

Rainier Small/Mid Cap Equity Portfolio
Schedule of Investments
December 31, 2010 (Unaudited)

	Shares	Value
Producer Durables (18.0%)
AAR Corp. *	630,130	$17,309,671
Alaska Air Group, Inc. *	268,890	15,243,374
AMETEK, Inc.	372,645	14,626,316
AO Smith Corp.	306,770	11,681,802
BE Aerospace, Inc. *	1,290,330	47,780,920
Chicago Bridge & Iron Co. N.V.*	1,336,420	43,968,218
EnerSys *	1,454,925	46,732,191
GrafTech International Ltd. *	1,023,340	20,303,066
J.B. Hunt Transportation Services, Inc.	1,044,940	42,644,001
Kansas City Southern *	542,320	25,955,435
Kennametal, Inc.	1,148,340	45,313,496
Korn/Ferry International *	663,980	15,344,578
Littelfuse, Inc.	317,690	14,950,491
MSC Industrial Direct Co., Inc. Cl. A	442,680	28,636,969
Nalco Holding Co.	810,020	25,872,039
Nordson Corp.	323,630	29,735,124
Old Dominion Freight Line, Inc. *	497,335	15,909,747
Robbins & Myers, Inc.	482,920	17,278,878
Steelcase, Inc.	857,810	9,067,052
Trimble Navigation Ltd. *	397,415	15,868,781
US Airways Group, Inc. *	2,310,940	23,132,510
Woodward Governor Co.	593,870	22,305,757
Total Producer Durables		549,660,416
Technology (16.1%)
Adtran, Inc.	476,960	17,270,722
ANSYS, Inc. *	493,135	25,677,539
Aruba Networks, Inc. *	398,500	8,320,680
Atheros Communications, Inc. *	746,210	26,803,863
Check Point Software Technologies Ltd. *	890,270	41,183,890
Ciena Corp. *	591,780	12,456,969
Citrix Systems, Inc. *	399,230	27,311,324
Cognizant Technology Solutions Corp. *	326,240	23,910,130
Concur Technologies, Inc. *	410,335	21,308,697
Cypress Semiconductor Corp. *	842,080	15,645,846
F5 Networks, Inc. *	101,660	13,232,066
Finisar Corp. *	695,150	20,639,003
Ixia *	849,830	14,260,147
Marvell Technology Group Ltd. *	1,314,415	24,382,398
MICROS Systems, Inc. *	501,559	21,998,378
NetApp, Inc. *	367,225	20,182,686
NetLogic Microsystems, Inc. *	576,400	18,104,724
PMC-Sierra, Inc. *	1,916,550	16,463,165
Polycom, Inc. *	392,940	15,316,801
Red Hat, Inc. *	275,280	12,566,532
Riverbed Technology, Inc. *	431,630	15,180,427
SBA Communications Corp. *	714,600	29,255,724
Standard Microsystems Corp. *	594,590	17,142,030
Taleo Corp. Cl. A *	454,630	12,570,520
Tibco Software, Inc. *	1,084,220	21,369,976
Total Technology		492,554,237

Rainier Small/Mid Cap Equity Portfolio
Schedule of Investments
December 31, 2010 (Unaudited)

	Shares	Value
Utilities (2.7%)
Aqua America, Inc.	279,240	$6,277,315
ITC Holdings Corp.	656,895	40,714,352
The AES Corp. *	2,937,960	35,784,353
Total Utilities		82,776,020

TOTAL COMMON STOCKS
(Cost $2,234,021,314)		$3,047,936,373

SHORT-TERM INVESTMENTS (0.8%)	Principal Amount	Value
MONEY MARKET MUTUAL FUNDS (0.8%)
First American Prime Obligations Fund
0.0000%	$24,353,968	$24,353,968
TOTAL SHORT-TERM INVESTMENTS
(Cost $24,353,968)		$24,353,968

TOTAL INVESTMENTS (100.5%)		$3,072,290,341
(Cost $2,258,375,282)
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.5%)		(15,677,718)
TOTAL NET ASSETS (100.0%)		$3,056,612,623

* Non income producing security.

The cost basis of investment for federal income tax purposes at December 31, 2010, was as follows***:

Cost of investments		$2,258,375,282
Gross unrealized appreciation		823,688,201
Gross unrealized depreciation		(9,773,142)
Net unrealized appreciation		$813,915,059

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Balanced Portfolio
Schedule of Investments
December 31, 2010 (Unaudited)

COMMON STOCKS (60.4%)	Shares	Value
Consumer Discretionary (8.5%)
Amazon.com, Inc. *	2,710	$487,800
CBS Corp.	21,330	406,337
Darden Restaurants, Inc.	8,210	381,273
Ford Motor Co. *	20,000	335,800
Kohls Corp. *	8,920	484,713
Limited Brands, Inc.	15,180	466,481
Marriott International, Inc. Cl. A	19,980	829,969
McDonalds Corp.	5,330	409,131
Nike, Inc. - Cl. B	5,015	428,381
Target Corp.	9,160	550,791
The Walt Disney Co.	19,250	722,067
Tiffany & Co.	7,800	485,706
TRW Automotive Holdings Corp. *	6,730	354,671
Whirlpool Corp.	3,930	349,102
Total Consumer Discretionary		6,692,222
Consumer Staples (3.6%)
Anheuser-Busch InBev NV	8,160	465,854
Coca-Cola Enterprises, Inc.	18,360	459,551
Costco Wholesale Corp.	5,200	375,492
The Coca-Cola Co.	14,220	935,250
The J.M. Smucker Co.	3,565	234,042
Wal-Mart Stores, Inc.	7,130	384,521
Total Consumer Staples		2,854,710
Energy (7.1%)
Chevron Corp.	17,295	1,578,169
Continental Resources, Inc. *	8,290	487,866
Devon Energy Corp.	7,445	584,507
Halliburton Co.	23,480	958,688
Occidental Petroleum Corp.	5,150	505,215
Schlumberger Ltd.	9,650	805,775
Whiting Petroleum Corp. *	5,620	658,608
Total Energy		5,578,828
Financials (8.5%)
American Express Co.	16,920	726,206
Ameriprise Financial, Inc.	17,240	992,162
Bank of America Corp.	31,040	414,074
CB Richard Ellis Group, Inc. *	25,660	525,517
Comerica, Inc.	7,250	306,240
Discover Financial Services	18,500	342,805
Franklin Resources, Inc.	4,310	479,315
Host Hotels & Resorts, Inc.	23,390	417,979
IntercontinentalExchange Inc. *	2,980	355,067
JPMorgan Chase & Co.	25,715	1,090,830
Lincoln National Corp.	3,330	92,607
MetLife, Inc.	9,780	434,623
The Charles Schwab Corp.	7,960	136,196
The PNC Financial Services Group, Inc.	7,390	448,721
Total Financials		6,762,342
Health Care (5.2%)
Abbott Laboratories	4,745	227,333
Agilent Technologies, Inc. *	8,580	355,469
Allergan, Inc.	5,685	390,389
Amgen, Inc. *	3,400	186,660
Celgene Corp. *	8,050	476,077
Express Scripts, Inc. *	9,460	511,313
McKesson Corp.	3,990	280,816
Merck & Co., Inc.	9,900	356,796
Perrigo Co.	4,140	262,186
Shire PLC - ADR	5,390	390,128
Teva Pharmaceutical Industries Ltd. - ADR	8,980	468,128
Varian Medical Systems, Inc. *	3,110	215,461
Total Health Care		4,120,756

Rainier Balanced Portfolio
Schedule of Investments
December 31, 2010 (Unaudited)
	Shares	Value

Industrial (8.5%)
3M Co.	4,110	$354,693
CSX Corp.	7,040	454,854
Cummins Inc.	6,230	685,362
Deere & Co.	12,360	1,026,498
Emerson Electric Co.	14,920	852,976
Expeditors International Washington, Inc.	7,890	430,794
FedEx Corp.	7,720	718,037
Flowserve Corp.	2,540	302,819
Manpower, Inc.	7,440	466,934
PACCAR, Inc.	10,190	585,110
Precision Castparts Corp.	4,655	648,023
United Continental Holdings, Inc. *	8,130	193,657
Total Industrial		6,719,757
Information Technology (12.7%)
Amphenol Corp. Cl. A	4,470	235,927
Apple, Inc. *	6,080	1,961,165
Autodesk, Inc. *	13,790	526,778
Broadcom Corp. Cl. A	10,710	466,421
Check Point Software Technologies Ltd. *	10,425	482,261
Cisco System, Inc. *	29,191	590,534
EMC Corp. *	32,945	754,440
Google, Inc. Cl. A *	1,690	1,003,809
Hewlett Packard Co.	11,090	466,889
Intuit, Inc. *	4,000	197,200
Juniper Networks, Inc. *	16,400	605,488
Marvell Technology Group Ltd. *	28,290	524,779
Microsoft Corp.	14,250	397,860
Oracle Corp.	27,125	849,012
Teradata Corp. *	7,660	315,286
Trimble Navigation Ltd *	4,985	199,051
Visa, Inc.	5,898	415,101
Total Information Technology		9,992,001
Materials (4.5%)
Albemarle Corp.	11,380	634,776
E.I. du Pont de Nemours & Co.	9,050	451,414
Freeport-McMoRan Copper & Gold, Inc.	4,490	539,204
Packaging Corp. of America	15,970	412,665
Praxair, Inc.	4,380	418,159
Walter Energy, Inc.	4,070	520,309
Yamana Gold, Inc.	48,160	616,448
Total Materials		3,592,975
TELECOMMUNICATION SERVICES (1.0%)
American Tower Corp. Cl. A *	14,695	758,850
UTILITIES (0.8%)
The AES Corp. *	49,870	607,417

TOTAL COMMON STOCKS
(Cost $35,273,574)		$47,679,858

	Principal Amount	Value
DEBT SECURITIES (38.5%)
ASSET-BACKED SECURITIES (1.8%)
Capital One
Series Series 2006-A6, 5.300%, 02/15/2014	$250,000	$253,452
Citibank Credit Card Issuance Trust
Series 2006-A4, 5.450%, 05/10/2013	1,125,000	1,144,815
TOTAL ASSET-BACKED SECURITIES
(Cost $1,373,202)		$1,398,267

Rainier Balanced Portfolio
Schedule of Investments
December 31, 2010 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS (21.2%)
Finance (14.7%)
ACE INA Holdings, Inc.
5.600%, 05/15/2015	$515,000	$568,035
2.600%, 11/23/2015	85,000	83,774
Allstate Life Global Funding Trust
5.375%, 04/30/2013	300,000	326,868
American Express Co.
7.000%, 03/19/2018	290,000	338,273
Bank of America Corp.
5.650%, 05/01/2018	450,000	460,482
Bear Stearns & Cos., Inc.
5.700%, 11/15/2014	420,000	461,877
5.550%, 01/22/2017	425,000	452,286
BlackRock, Inc.
5.000%, 12/10/2019	125,000	130,763
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	500,000	562,522
Citigroup, Inc.
6.500%, 08/19/2013	216,000	237,325
4.750%, 05/19/2015	560,000	586,952
Comerica, Inc.
3.000%, 09/16/2015	200,000	197,930
Credit Suisse First Boston
5.000%, 05/15/2013	150,000	161,533
5.400%, 01/14/2020	200,000	204,618
General Electric Capital Corp.
5.900%, 05/13/2014	575,000	636,875
5.625%, 09/15/2017	445,000	488,628
Hartford Financial Services Group, Inc.
5.250%, 10/15/2011	475,000	489,101
HSBC Financial Corp.
6.375%, 10/15/2011	500,000	521,354
MetLife, Inc.
6.750%, 06/01/2016	325,000	377,422
Morgan Stanley
4.750%, 04/01/2014	905,000	927,436
ORIX Corp.
4.710%, 04/27/2015	165,000	167,263
Prudential Financial, Inc.
5.150%, 01/15/2013	425,000	453,522
The Charles Schwab Corp.
4.950%, 06/01/2014	275,000	299,279
The Goldman Sachs Group, Inc.
5.950%, 01/18/2018	460,000	499,767
The Travelers Cos., Inc.
5.900%, 06/02/2019	375,000	423,161
Toyota Motor Credit Corp.
3.200%, 06/17/2015	160,000	165,441
Wachovia Corp.
5.500%, 05/01/2013	375,000	408,298
4.875%, 02/15/2014	155,000	163,345
Wells Fargo Co.
3.750%, 10/01/2014	250,000	261,199
3.625%, 04/15/2015	155,000	160,885
Western Union Co.
5.400%, 11/17/2011	250,000	259,950
5.930%, 10/01/2016	90,000	100,882
Total Finance		11,577,046

Rainier Balanced Portfolio
Schedule of Investments
December 31, 2010 (Unaudited)

	Principal Amount	Value
Industrials (6.3%)
Alltel Corp.
7.000%, 07/01/2012	$250,000	$271,360
Amgen, Inc.
4.500%, 03/15/2020	60,000	62,403
Analog Devices, Inc.
5.000%, 07/01/2014	670,000	722,688
ArcelorMittal SA Luxembourg
5.375%, 06/01/2013	130,000	138,262
Bemis Co., Inc.
6.800%, 08/01/2019	125,000	143,859
BHP Billiton Financial USA Ltd.
5.125%, 03/29/2012	275,000	289,332
Cisco System, Inc.
4.450%, 01/15/2020	430,000	451,350
Corn Products International, Inc.
3.200%, 11/01/2015	120,000	120,499
Nokia Corp.
5.375%, 05/15/2019	345,000	364,708
Novartis Capital Corp.
4.125%, 02/10/2014	300,000	320,392
Shell International Financial BV
4.375%, 03/25/2020	200,000	210,170
St. Jude Medical, Inc.
3.750%, 07/15/2014	125,000	132,223
4.875%, 07/15/2019	75,000	79,617
Statoil ASA
3.125%, 08/17/2017	430,000	426,434
Teva Pharmaceuticals Finance II BV
3.000%, 06/15/2015	55,000	56,019
Total Capital SA
4.450%, 06/24/2020	195,000	202,513
Tyco International Finance SA
8.500%, 01/15/2019	175,000	224,340
United Parcel Service, Inc.
3.875%, 04/01/2014	175,000	186,590
UnitedHealth Group, Inc.
6.000%, 02/15/2018	150,000	170,522
WMC Financial USA Ltd.
5.125%, 05/15/2013	350,000	378,723
Zimmer Holdings, Inc.
4.625%, 11/30/2019	50,000	51,432
Total Industrials		5,003,436
Utilities (0.2%)
Virginia Electric & Power Co.
5.000%, 06/30/2019	125,000	135,529
TOTAL CORPORATE BONDS
(Cost $16,001,321)		$16,716,011

Rainier Balanced Portfolio
Schedule of Investments
December 31, 2010 (Unaudited)

	Principal Amount	Value
MORTGAGE PASS-THROUGH SECURITIES (0.7%)
Federal National Mortgage Association
Pool #725690, 6.000%, 08/01/2034	$487,765	$535,113
TOTAL MORTGAGE PASS-THROUGH SECURITIES
(Cost $488,276)		$535,113

U.S. GOVERNMENT AGENCY (2.6%)
Federal Home Loan Bank
5.625%, 06/13/2016	825,000	$894,393
Federal Home Loan Mortgage Corp.
2.500%, 04/08/2013	650,000	653,626
Federal National Mortgage Association
5.240%, 08/07/2018	500,000	543,255
TOTAL U.S. GOVERNMENT AGENCY
(Cost $1,984,729)		$2,091,274

	Principal Amount	Value
U.S. TREASURY NOTES (12.2%)
1.375%, 10/15/2012	1,575,000	$1,598,441
0.625%, 12/31/2012	250,000	250,176
1.375%, 03/15/2013	1,000,000	1,014,766
0.750%, 12/15/2013	250,000	248,262
2.625%, 06/30/2014	400,000	418,656
2.375%, 08/31/2014	425,000	440,340
4.250%, 11/15/2014	250,000	276,426
2.500%, 04/30/2015	2,000,000	2,067,970
2.125%, 12/31/2015	600,000	603,281
2.750%, 05/31/2017	700,000	709,024
2.250%, 11/30/2017	1,000,000	972,578
2.625%, 08/15/2020	700,000	663,742
2.625%, 11/15/2020	375,000	353,789
TOTAL U.S. TREASURY NOTES
(Cost $9,541,968)		9,617,451

TOTAL DEBT SECURITIES
(Cost $29,389,496)		$30,358,116

Rainier Balanced Portfolio
Schedule of Investments
December 31, 2010 (Unaudited)

SHORT-TERM INVESTMENTS (3.7%)	Principal Amount	Value
MONEY MARKET MUTUAL FUNDS (3.7%)
First American Prime Obligation Fund
0.0000%	$2,914,098	$2,914,098
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,914,098)		2,914,098

TOTAL INVESTMENTS (102.6%)		$80,952,072
(Cost $67,577,168)
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.6%)		(2,037,433)
TOTAL NET ASSETS (100.0%)		$78,914,639

ADR American Depository Receipt
* Non income producing security.

The cost basis of investment for federal income tax purposes at December 31, 2010, was as follows***:

Cost of investments		$67,577,168
Gross unrealized appreciation		13,671,665
Gross unrealized depreciation		(296,761)
Net unrealized appreciation		$13,374,904

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
December 31, 2010 (Unaudited)

	Principal Amount	Value
DEBT SECURITIES (97.4%)
ASSET-BACKED SECURITIES (1.9%)
Bank of America Credit Card Trust
Series 2007-8A, 5.590%, 11/15/2014	300,000	$320,818
Citibank Credit Card Issuance Trust
Series 2006-A4, 5.450%, 05/10/2013	1,750,000	1,780,823
TOTAL ASSET-BACKED SECURITIES
(Cost $2,048,288)		2,101,641

CONVERTIBLE BONDS (2.2%)
Industrials (2.2%)
Amgen, Inc.
0.125%, 02/01/2011	2,500,000	2,509,375
TOTAL CONVERTIBLE BONDS
(Cost $2,495,471)		2,509,375

CORPORATE BONDS (61.4%)
Finance (42.7.%)
ACE INA Holdings, Inc.
5.600%, 05/15/2015	1,925,000	2,123,239
2.600%, 11/23/2015	415,000	409,017
Allstate Life Global Funding Trust
5.375%, 04/30/2013	1,525,000	1,661,577
American Express Co.
7.000%, 03/19/2018	1,195,000	1,393,916
Bank of America Corp.
5.650%, 05/01/2018	1,800,000	1,841,929
Bear Stearns & Co, Inc.
5.700%, 11/15/2014	1,735,000	1,907,992
5.550%, 01/22/2017	1,675,000	1,782,540
BlackRock, Inc.
5.000%, 12/10/2019	475,000	496,898
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	2,100,000	2,362,594
Citigroup, Inc.
6.500%, 08/19/2013	794,000	872,388
4.750%, 05/19/2015	2,525,000	2,646,526
Comerica, Inc.
3.000%, 09/16/2015	910,000	900,580
Credit Suisse First Boston
5.000%, 05/15/2013	1,000,000	1,076,885
5.400%, 01/14/2020	800,000	818,470
General Electric Capital Corp.
5.900%, 05/13/2014	2,350,000	2,602,879
5.625%, 09/15/2017	1,625,000	1,784,315
Hartford Financial Services Group, Inc.
5.250%, 10/15/2011	1,825,000	1,879,179
HSBC Finance Corp.
6.375%, 10/15/2011	1,475,000	1,537,996
MetLife, Inc.
6.750%, 06/01/2016	1,300,000	1,509,689

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
December 31, 2010 (Unaudited)

	Principal Amount	Value
Finance (42.7%) Continued
Morgan Stanley
4.750%, 04/01/2014	3,840,000	$3,935,197
ORIX Corp.
4.710%, 04/27/2015	680,000	689,328
Prudential Financial Inc.
5.150%, 01/15/2013	2,175,000	2,320,964
The Charles Schwab Corp.
4.950%, 06/01/2014	1,500,000	1,632,434
The Goldman Sachs Group, Inc.
5.950%, 01/18/2018	1,945,000	2,113,145
The Travelers Cos., Inc.
5.900%, 06/02/2019	1,350,000	1,523,379
Toyota Motor Credit Corp.
3.200%, 06/17/2015	690,000	713,465
Wachovia Corp.
5.500%, 05/01/2013	1,395,000	1,518,869
4.875%, 02/15/2014	835,000	879,957
Wells Fargo & Co.
3.750%, 10/01/2014	1,155,000	1,206,738
3.625%, 04/15/2015	645,000	669,489
Western Union Co.
5.400%, 11/17/2011	1,000,000	1,039,799
5.930%, 10/01/2016	390,000	437,155
Total Finance		48,288,528
Industrials (18.7%)
Alltel Corp.
7.000%, 07/01/2012	500,000	542,721
Analog Devices, Inc.
5.000%, 07/01/2014	2,760,000	2,977,044
ArcelorMittal SA Luxembourg
5.375%, 06/01/2013	615,000	654,087
Bemis Co., Inc.
6.800%, 08/01/2019	550,000	632,982
BHP Billiton Financial USA Ltd.
5.125%, 03/29/2012	500,000	526,058
Cisco System, Inc.
4.450%, 01/15/2020	1,000,000	1,049,650
Corn Products International, Inc.
3.200%, 11/01/2015	545,000	547,264
Nokia Corp.
5.375%, 05/15/2019	1,560,000	1,649,115
Novartis Capital Corp.
4.125%, 02/10/2014	1,250,000	1,334,966
PepsiCo,Inc.
3.750%, 03/01/2014	600,000	635,449
Shell International Financial BV
4.375%, 03/25/2020	815,000	856,442

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
December 31, 2010 (Unaudited)

	Principal Amount	Value
Industrials (18.7%) Continued
St Jude Medical, Inc.
3.750%, 07/15/2014	325,000	$343,781
Statoil ASA
3.125%, 08/17/2017	1,940,000	1,923,911
Teva Pharmaceuticals Financial II BV
3.000%, 06/15/2015	230,000	234,263
The Home Depot, Inc.
5.250%, 12/16/2013	1,000,000	1,098,302
Thomson Reuters Corp.
6.500%, 07/15/2018	600,000	700,571
Time Warner Cable Inc.
6.750%, 07/01/2018	500,000	583,715
Total Capital SA
4.450%, 06/24/2020	815,000	846,401
Tyco International Finance SA
8.500%, 01/15/2019	725,000	929,408
United Parcel Service, Inc.
4.500%, 01/15/2013	1,000,000	1,070,243
UnitedHealth Group, Inc.
6.000%, 02/15/2018	650,000	738,928
WMC Financial USA Ltd.
5.125%, 05/15/2013	1,225,000	1,325,530
Total Industrials		21,200,831
TOTAL CORPORATE BONDS
(Cost $66,241,588)		69,489,359

MORTGAGE PASS-THROUGH SECURITIES (2.0%)
Federal Home Loan Mortgage Corp.
Pool #G0-2267, 6.500%, 08/01/2036	183,258	203,854
		203,854
Federal National Mortgage Association
Pool #725690, 6.000%, 08/01/2034	507,837	557,134
Pool #255813, 5.000%, 08/01/2035	498,114	525,975
Pool #735897, 5.500%, 10/01/2035	303,728	326,676
Pool #256022, 5.500%, 12/01/2035	630,255	677,873
		2,087,658
TOTAL MORTGAGE PASS-THROUGH SECURITIES
(Cost $2,117,006)		2,291,512

U.S. GOVERNMENT AGENCY (10.8%)
Federal Home Loan Bank
3.625%, 05/29/2013	350,000	373,226
5.500%, 08/13/2014	700,000	801,422
5.625%, 06/13/2016	1,550,000	1,680,374
		2,855,022

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
December 31, 2010 (Unaudited)

	Principal Amount	Value
Federal Home Loan Mortgage Corp.
5.750%, 01/15/2012	250,000	$263,564
5.500%, 08/20/2012	500,000	539,926
4.625%, 10/25/2012	450,000	482,529
4.500%, 07/15/2013	2,700,000	2,943,394
4.750%, 01/19/2016	500,000	560,080
5.250%, 04/18/2016	2,000,000	2,290,444
		7,079,937
Federal National Mortgage Association
4.375%, 03/15/2013	150,000	161,713
4.125%, 04/15/2014	300,000	327,440
4.375%, 10/15/2015	800,000	881,552
5.240%, 08/07/2018	805,000	874,640
		2,245,345
TOTAL U.S. GOVERNMENT AGENCY
(Cost $11,319,675)		12,180,304

U.S. TREASURY NOTES (19.1%)
4.625%, 07/31/2012	750,000	799,395
1.375%, 10/15/2012	2,000,000	2,029,766
0.625%, 12/31/2012	500,000	500,351
1.375%, 03/15/2013	1,250,000	1,268,457
1.375%, 05/15/2013	400,000	405,815
3.500%, 05/31/2013	1,125,000	1,199,707
4.250%, 08/15/2013	1,250,000	1,361,133
4.750%, 05/15/2014	800,000	893,688
4.000%, 02/15/2015	1,000,000	1,095,703
2.500%, 04/30/2015	1,700,000	1,757,774
1.250%, 08/31/2015	832,000	809,316
1.375%, 11/30/2015	1,000,000	971,953
2.125%, 12/31/2015	500,000	502,735
2.750%, 05/31/2017	750,000	759,668
1.875%, 08/31/2017	1,431,000	1,366,270
2.250%, 11/30/2017	1,000,000	972,578
3.625%, 02/15/2020	2,700,000	2,802,516
2.625%, 08/15/2020	500,000	474,102
2.625%, 11/15/2020	1,800,000	1,698,188
TOTAL U.S. TREASURY NOTES
(Cost $21,166,097)		21,669,115

TOTAL DEBT SECURITIES
(Cost $105,388,125)		$110,241,306

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
December 31, 2010 (Unaudited)

SHORT-TERM INVESTMENTS (2.4%)	Principal Amount	Value
MONEY MARKET MUTUAL FUNDS (2.4%)
First American Prime Obligation Fund
0.0000%	$2,756,952	$2,756,952
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,756,952)		2,756,952

TOTAL INVESTMENTS (99.8%)		$112,998,258
(Cost $108,145,077)
OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)		184,289
TOTAL NET ASSETS (100.0%)		$113,182,547

The cost basis of investment for federal income tax purposes at December 31, 2010, was as follows**:

Cost of investments		$108,145,077
Gross unrealized appreciation		4,970,904
Gross unrealized depreciation		(117,723)
Net unrealized appreciation		$4,853,181

** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier High Yield Portfolio
Schedule of Investments
December 31, 2010 (Unaudited)

DEBT SECURITIES (94.3%)	Principal Amount	Value
CORPORATE BONDS (94.3%)
Consumer Discretionary (3.6%)
Giraffe Acquisition Corp.
9.125%, 12/01/2018 **	250,000	$261,875
Scientific Games Corp.
8.125%, 09/15/2018 **	100,000	101,250
Tenneco, Inc.
6.875%, 12/15/2020 **	100,000	102,750
The Scotts Miracle-Gro Co.
6.625%, 12/15/2020 **	100,000	100,500
Total Consumer Discretionary		566,375
Consumer Staples (7.4%)
Constellation Brands, Inc.
7.250%, 05/15/2017	300,000	319,125
Mohawk Industries, Inc.
6.625%, 01/15/2016 *	300,000	323,250
Revlon Consumer Products
9.750%, 11/15/2015	150,000	159,375
Tyson Foods, Inc.
10.500%, 03/01/2014	300,000	356,250
Total Consumer Staples		1,158,000
Energy (10.1%)
El Paso Corp.
7.000%, 06/15/2017	300,000	318,095
Hornbeck Offshore Services, Inc.
8.000%, 09/01/2017	250,000	256,250
Pioneer Natural Resources Co.
6.875%, 05/01/2018	300,000	320,430
Sandridge Energy, Inc.
9.875%, 05/15/2016 **	155,000	164,688
Stone Energy Corp.
8.625%, 02/01/2017	200,000	204,000
Tesoro Corp.
6.500%, 06/01/2017	300,000	302,250
Total Energy		1,565,713
Health Care (4.1%)
HCA, Inc.
8.500%, 04/15/2019	300,000	330,000
Tenet Healthcare Corp.
8.000%, 08/01/2020 **	200,000	203,500
Vanguard Health Holding Co. II LLC
8.000%, 02/01/2018	100,000	103,000
Total Health Care		636,500

Rainier High Yield Portfolio
Schedule of Investments
December 31, 2010 (Unaudited)

	Principal Amount	Value
Industrial (47.5%)
Aircastle Ltd.
9.750%, 08/01/2018	300,000	$329,250
American Axle & Manufacturing Holdings, Inc.
7.875%, 03/01/2017	300,000	308,625
BE Aerospace, Inc.
8.500%, 07/01/2018	195,000	214,013
Cablevision Systems Corp.
8.625%, 09/15/2017	100,000	109,375
Cinemark, Inc.
8.625%, 06/15/2019	100,000	108,750
CKE Restaurants, Inc.
11.375%, 07/15/2018	250,000	278,125
Clean Harbors, Inc.
7.625%, 08/15/2016	90,000	96,075
Collective Brands, Inc.
8.250%, 08/01/2013	178,000	182,005
Diversey, Inc.
8.250%, 11/15/2019	250,000	272,500
Domtar Corp.
10.750%, 06/01/2017	300,000	379,499
Exopack Holding Corp.
11.250%, 02/01/2014	250,000	260,625
Ford Motor Credit Co., LLC
6.625%, 08/15/2017	500,000	526,198
Goodyear Tire & Rubber Co.
10.500%, 05/15/2016	300,000	343,499
Graham Packaging Co. LP / GPC Capital Corp. I
8.250%, 10/01/2018	200,000	211,000
Graphic Packaging Holding Company
9.500%, 08/15/2013	58,000	59,450
9.500%, 06/15/2017	100,000	109,625
Graphic Packaging International, Inc.
7.875%, 10/01/2018	100,000	105,250
Greif, Inc.
7.750%, 08/01/2019	300,000	330,000
HSN, Inc.
11.250%, 08/01/2016	75,000	85,969
International Lease Finance Corp.
8.250%, 12/15/2020	250,000	257,813
Jarden Corp.
7.500%, 01/15/2020	100,000	104,750
Lear Corp.
8.125%, 03/15/2020	500,000	546,250
Levi Strauss & Co.
8.875%, 04/01/2016	100,000	106,000
Masco Corp.
5.850%, 03/15/2017	300,000	299,351
Solo Cup Co.
10.500%, 11/01/2013	100,000	105,000
Solutia, Inc.
8.750%, 11/01/2017	100,000	110,000

Rainier High Yield Portfolio
Schedule of Investments
December 31, 2010 (Unaudited)

	Principal Amount	Value
Industrial (47.5%) Continued
Spirit Aerosystems, Inc.
6.750%, 12/15/2020 **	300,000	$301,500
SPX Corp.
6.875%, 09/01/2017 **	250,000	266,875
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 10/15/2014	300,000	342,000
Steel Dynamics, Inc.
6.750%, 04/01/2015	100,000	101,750
United Rentals North America, Inc.
9.250%, 12/15/2019	200,000	223,500
8.375%, 09/15/2020	300,000	306,750
Total Industrial		7,381,372
Technology (2.7%)
Advanced Micro Devices, Inc.
7.750%, 08/01/2020 **	300,000	312,750
Terremark Worldwide, Inc.
12.000%, 06/15/2017	100,000	115,000
Total Technology		427,750
Telecommunication Services (16.7%)
Clearwire Corp., LLC
12.000%, 12/01/2015 **	300,000	324,750
Frontier Communications Corp.
8.250%, 05/01/2014	300,000	333,750
GCI, Inc.
8.625%, 11/15/2019	100,000	108,750
GeoEye, Inc.
9.625%, 10/01/2015	250,000	283,750
Global Crossing Ltd
12.000%, 09/15/2015	250,000	283,125
MetroPCS Communications, Inc.
7.875%, 09/01/2018	250,000	260,625
Qwest Communications International, Inc.
7.125%, 04/01/2018 **	250,000	260,000
Sprint Capital Corp.
6.875%, 11/15/2028	550,000	484,000
Windstream Corp.
7.875%, 11/01/2017	250,000	264,063
Total Telecommunication Services		2,602,813
Utilities (2.2%)
The AES Corp.
9.750%, 04/15/2016	300,000	336,750
TOTAL CORPORATE BONDS
(Cost $13,158,166)		14,675,273

TOTAL DEBT SECURITIES
(Cost $13,158,166)		$14,675,273

Rainier High Yield Portfolio
Schedule of Investments
December 31, 2010 (Unaudited)

SHORT-TERM INVESTMENTS (4.3%)	Principal Amount	Value
MONEY MARKET MUTUAL FUNDS (4.3%)
First American Prime Obligations Fund
0.0000%	$665,295	$665,295
TOTAL SHORT-TERM INVESTMENTS
(Cost $665,295)		665,295

TOTAL INVESTMENTS (98.6%)		$15,340,568
(Cost $13,823,461)
OTHER ASSETS IN EXCESS OF LIABILITIES (1.4%)		211,483
TOTAL NET ASSETS (100.0%)		$15,552,051

* The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.
 **   Security exempt from registration under Regulation D of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2010, the value of these securities totaled $2,400,438 or 15.4% of the Portfolio's net assets. Unless otherwise noted, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

The cost basis of investment for federal income tax purposes at December 31, 2010, was as follows***:

Cost of investments		$13,823,461
Gross unrealized appreciation		1,517,107
Gross unrealized depreciation		–
Net unrealized appreciation		$1,517,107

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Large Cap Equity Portfolio
Schedule of Investments
December 31, 2010 (Unaudited)

COMMON STOCKS (100.1%)	Shares	Value
Consumer Discretionary (14.1%)
Amazon.com, Inc.*	85,910	$15,463,800
CBS Corp.	676,520	12,887,706
Darden Restaurants, Inc.	260,500	12,097,620
Ford Motor Co. *	636,090	10,679,951
Kohls Corp.*	282,070	15,327,684
Limited Brands, Inc.	481,310	14,790,656
Marriott International, Inc. Cl. A	618,780	25,704,121
McDonald's Corp.	161,050	12,362,198
NIKE, Inc. - Cl. B	148,060	12,647,285
Target Corp.	290,620	17,474,980
The Walt Disney Co.	598,750	22,459,113
Tiffany & Co.	247,280	15,398,126
TRW Automotive Holdings Corp. *	213,520	11,252,504
Whirlpool Corp.	124,640	11,071,771
Total Consumer Discretionary		209,617,515
Consumer Staples (5.8%)
Anheuser-Busch InBev NV	245,690	14,026,442
Coca-Cola Enterprises, Inc.	582,550	14,581,226
Costco Wholesale Corp.	164,980	11,913,206
The Coca-Cola Co.	434,140	28,553,388
The J.M. Smucker Co.	103,375	6,786,569
Wal-Mart Stores, Inc.	202,075	10,897,905
Total Consumer Staples		86,758,736
Energy (11.7%)
Chevron Corp.	548,735	50,072,069
Continental Resources, Inc. *	244,690	14,400,007
Devon Energy Corp.	226,200	17,758,962
Halliburton Co.	744,910	30,414,675
Occidental Petroleum Corp.	163,370	16,026,597
Schlumberger Ltd.	306,140	25,562,690
Whiting Petroleum Corp.*	165,860	19,437,133
Total Energy		173,672,133
Financials (14.1%)
American Express Co.	536,750	23,037,310
Ameriprise Financial, Inc.	544,290	31,323,890
Bank of America Corp.	984,740	13,136,432
CB Richard Ellis Group, Inc. *	819,500	16,783,360
Comerica, Inc.	203,840	8,610,202
Discover Financial Services	632,260	11,715,778
Franklin Resources, Inc.	131,340	14,606,321
Host Hotels & Resorts, Inc.	741,920	13,258,111
IntercontinentalExchange, Inc.*	94,590	11,270,398
JPMorgan Chase & Co.	813,200	34,495,944
Lincoln National Corp.	15,320	426,049
MetLife, Inc.	308,930	13,728,850
The Charles Schwab Corp.	234,230	4,007,675
The PNC Financial Services Group, Inc.	224,520	13,632,854
Total Financials		210,033,174

Rainier Large Cap Equity Portfolio
Schedule of Investments
December 31, 2010 (Unaudited)

Health Care (8.7%)	Shares	Value
Abbott Laboratories	150,655	$7,217,881
Agilent Technologies, Inc. *	252,470	10,459,832
Allergan, Inc.	180,425	12,389,785
Amgen, Inc.*	95,890	5,264,361
Celgene Corp.*	255,315	15,099,329
Express Scripts, Inc.*	300,070	16,218,783
McKesson Corp.	121,710	8,565,950
Merck & Co., Inc.	313,980	11,315,839
Perrigo Co.	129,670	8,212,001
Shire PLC - ADR	170,900	12,369,742
Teva Pharmaceutical Industries, Ltd. - ADR	284,820	14,847,667
Varian Medical Systems, Inc. *	97,810	6,776,277
Total Health Care		128,737,447

Industrials (14.1%)
3M Co.	117,330	10,125,579
CSX Corp.	223,460	14,437,750
Cummins, Inc.	197,720	21,751,177
Deere & Co.	391,820	32,540,651
Emerson Electric Co.	472,040	26,986,527
Expeditors International Washington, Inc.	249,570	13,626,522
FedEx Corp.	226,970	21,110,480
Flowserve Corp.	80,450	9,591,249
Manpower, Inc.	236,020	14,812,615
PACCAR, Inc.	323,120	18,553,550
Precision Castparts Corp.	144,575	20,126,286
United Continental Holdings, Inc. *	258,040	6,146,513
Total Industrials		209,808,899
Information Technology (21.1%)
Amphenol Corp. Cl. A	126,930	6,699,365
Apple, Inc.*	192,990	62,250,854
Autodesk, Inc.*	437,390	16,708,298
Broadcom Corp. Cl. A	339,725	14,795,024
Check Point Software Technologies Ltd.*	330,615	15,294,250
Cisco Systems, Inc.*	915,875	18,528,151
EMC Corp.*	1,045,140	23,933,706
Google Inc. Cl. A*	53,555	31,810,064
Hewlett Packard Co.	354,100	14,907,610
Intuit, Inc. *	127,710	6,296,103
Juniper Networks, Inc.*	520,300	19,209,476
Marvell Technology Group Ltd.*	867,370	16,089,713
Microsoft Corp.	409,866	11,443,459
Oracle Corp.	862,580	26,998,754
Teradata Corp.*	242,980	10,001,057
Trimble Navigation Ltd.*	158,030	6,310,138
Visa, Inc.	174,491	12,280,677
Total Information Technology		313,556,699

Rainier Large Cap Equity Portfolio
Schedule of Investments
December 31, 2010 (Unaudited)

Materials (7.6%)	Shares	Value
Albemarle Corp.	360,930	$20,132,675
E.I. du Pont de Nemours & Co.	312,160	15,570,541
Freeport-McMoRan Copper & Gold, Inc.	142,470	17,109,222
Packaging Corp. of America	506,550	13,089,252
Praxair, Inc.	135,530	12,939,049
Walter Energy, Inc.	123,170	15,746,053
Yamana Gold, Inc.	1,418,340	18,154,752
Total Materials		112,741,544

TELECOMMUNICATION SERVICES (1.6%)
American Tower Corp. Cl. A*	466,170	24,073,019

UTILITIES (1.3%)
The AES Corp.*	1,561,230	19,015,781

TOTAL COMMON STOCKS
(Cost $1,120,425,400)		$1,488,014,947

SHORT-TERM INVESTMENTS (1.0%)	Principal Amount	Value
MONEY MARKET MUTUAL FUNDS (1.0%)
First American Prime Obligations Fund
0.0000%	$14,985,774	$14,985,774
TOTAL SHORT-TERM INVESTMENTS
(Cost $14,985,774)		$14,985,774

TOTAL INVESTMENTS (101.1%)		$1,503,000,721
(Cost $1,135,411,174)

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.1%)		(16,126,909)
TOTAL NET ASSETS (100.0%)		$1,486,873,812

ADR American Depository Receipt
* Non income producing security.

The cost basis of investment for federal income tax purposes at December 31, 2010, was as follows***:

Cost of investments		$1,135,411,174
Gross unrealized appreciation		376,306,921
Gross unrealized depreciation		(8,717,374)
Net unrealized appreciation		$367,589,547

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Mid Cap Equity Portfolio
Schedule of Investments
December 31, 2010 (Unaudited)

COMMON STOCKS (99.3%)	Shares	Value
Consumer Discretionary and Services (15.5%)
Bally Technologies, Inc. *	79,045	$3,334,908
Chipotle Mexican Grill, Inc. *	20,020	4,257,453
Darden Restaurants, Inc.	106,840	4,961,650
Dick's Sporting Goods, Inc. *	110,290	4,135,875
Discovery Communications, Inc. *	242,970	10,131,849
Fossil, Inc. *	71,210	5,018,881
Gannett Co., Inc.	293,560	4,429,820
Gentex Corp.	109,440	3,235,046
Jarden Corp.	229,460	7,083,430
Kohl's Corp. *	102,790	5,585,609
Marriott International, Inc. Cl. A	283,740	11,786,560
Nordstrom, Inc.	174,780	7,407,176
priceline.com, Inc. *	12,160	4,858,528
Scripps Networks Interactive, Inc. Cl. A	150,460	7,786,305
Tiffany & Co.	109,580	6,823,547
Tractor Supply Co.	112,200	5,440,578
TRW Automotive Holdings Corp. *	140,910	7,425,957
Urban Outfitters, Inc. *	204,430	7,320,638
WABCO Holdings, Inc. *	112,250	6,839,393
Warnaco Group, Inc. *	78,660	4,331,806
Whirlpool Corp.	64,190	5,701,998
Total Consumer Discretionary and Services		127,897,007
Consumer Staples (2.0%)
Church & Dwight Co., Inc.	74,925	5,171,323
Coca-Cola Enterprises, Inc.	151,660	3,796,050
Hansen Natural Corp. *	137,900	7,209,412
Total Consumer Staples		16,176,785
Energy (9.8%)
Concho Resources, Inc. *	143,025	12,539,002
Continental Resources, Inc. *	112,520	6,621,802
Dresser-Rand Group, Inc. *	229,990	9,795,274
Halliburton Co.	128,620	5,251,555
Oceaneering International, Inc. *	129,520	9,536,557
SandRidge Energy, Inc. *	398,550	2,917,386
Unit Corp. *	128,700	5,981,976
Walter Energy, Inc.	76,800	9,818,112
Whiting Petroleum Corp. *	152,890	17,917,179
Total Energy		80,378,843

Rainier Mid Cap Equity Portfolio
Schedule of Investments
December 31, 2010 (Unaudited)

Financial Services (19.2%)	Shares	Value
Affiliated Managers Group, Inc. *	126,080	$12,509,658
Alliance Data Systems Corp. *	252,930	17,965,618
Ameriprise Financial, Inc.	295,850	17,026,167
CB Richard Ellis Group, Inc. *	364,830	7,471,719
Comerica, Inc.	127,560	5,388,134
Digital Realty Trust, Inc.	203,505	10,488,648
Discover Financial Services	492,980	9,134,919
First Niagara Financial Group, Inc.	423,730	5,923,745
Franklin Resources, Inc.	88,790	9,874,336
Host Hotels & Resorts, Inc.	383,340	6,850,286
IntercontinentalExchange, Inc. *	42,590	5,074,599
Jones Lang LaSalle, Inc.	63,910	5,363,327
MSCI, Inc. Cl. A *	51,550	2,008,388
Raymond James Financial, Inc.	195,930	6,406,911
SEI Investments Co.	125,640	2,988,976
Signature Bank *	117,770	5,888,500
T. Rowe Price Group, Inc.	240,890	15,547,041
The Charles Schwab Corp.	258,230	4,418,315
The PNC Financial Services Group, Inc.	120,500	7,316,760
Total Financial Services		157,646,047
Health Care (8.9%)
Alexion Pharmaceuticals, Inc. *	51,465	4,145,506
Allscripts Healthcare Solutions, Inc. *	265,530	5,116,763
AmerisourceBergen Corp.	143,390	4,892,467
Celgene Corp. *	91,595	5,416,928
Emergency Medical Services Corp. *	68,880	4,450,337
Hill-Rom Holdings, Inc.	101,090	3,979,913
Life Technologies Corp. *	95,450	5,297,475
Mylan, Inc. *	221,450	4,679,238
Perrigo Co.	96,460	6,108,812
ResMed, Inc. *	133,070	4,609,545
Salix Pharmaceuticals, Ltd. *	91,100	4,278,056
Shire PLC - ADR	60,720	4,394,914
SXC Health Solutions Corp. *	140,640	6,027,831
United Therapeutics Corp. *	115,420	7,296,852
Varian Medical Systems, Inc. *	40,480	2,804,454
Total Health Care		73,499,091
Materials and Processing (5.4%)
Albemarle Corp.	181,930	10,148,055
FMC Corp.	30,680	2,451,025
Greif, Inc. Cl. A	18,850	1,166,815
Precision Castparts Corp.	49,775	6,929,178
Timken Co.	127,180	6,070,301
Valspar Corp.	168,520	5,810,570
Yamana Gold, Inc.	907,030	11,609,984
Total Materials and Processing		44,185,928

Rainier Mid Cap Equity Portfolio
Schedule of Investments
December 31, 2010 (Unaudited)

Producer Durables (19.0%)	Shares	Value
Agilent Technologies, Inc. *	100,040	$4,144,657
Alaska Air Group, Inc. *	79,750	4,521,028
AMETEK, Inc.	120,292	4,721,461
BE Aerospace, Inc. *	302,480	11,200,834
Chicago Bridge & Iron Co. N.V. *	399,660	13,148,814
Cummins, Inc.	103,030	11,334,330
Dover Corp.	157,110	9,183,080
Expeditors International Washington, Inc.	145,090	7,921,914
Flowserve Corp.	48,360	5,765,479
J.B. Hunt Transportation Services, Inc.	211,960	8,650,088
Kansas City Southern *	111,050	5,314,853
Kennametal, Inc.	295,070	11,643,462
Manpower, Inc.	102,220	6,415,327
MSC Industrial Direct Co., Inc. Cl. A	169,760	10,981,774
Nalco Holding Co.	156,480	4,997,971
Nordson Corp.	115,580	10,619,490
PACCAR, Inc.	84,180	4,833,616
Rockwell Automation, Inc.	95,720	6,864,081
Trimble Navigation Ltd. *	81,205	3,242,516
US Airways Group, Inc. *	540,020	5,405,600
Woodward Governor Co.	152,240	5,718,135
Total Producer Durables		156,628,510
Technology (16.4%)
American Tower Corp. Cl. A	147,905	7,637,814
Amphenol Corp. Cl. A	75,255	3,971,959
ANSYS, Inc. *	137,145	7,141,140
Aruba Networks, Inc. *	105,370	2,200,126
Atheros Communications, Inc. *	117,790	4,231,017
Autodesk, Inc. *	195,700	7,475,740
Broadcom Corp. Cl. A	183,435	7,988,594
Check Point Software Technologies Ltd. *	197,840	9,152,079
Citrix Systems, Inc. *	94,080	6,436,013
Cognizant Technology Solutions Corp. *	84,490	6,192,272
Cypress Semiconductor Corp. *	216,390	4,020,526
F5 Networks, Inc. *	25,780	3,355,525
Intuit, Inc. *	67,870	3,345,991
JDS Uniphase Corp. *	666,430	9,649,906
Juniper Networks, Inc. *	202,060	7,460,055
Marvell Technology Group Ltd. *	333,230	6,181,417
MICROS Systems, Inc. *	128,835	5,650,703
NetApp, Inc. *	91,245	5,014,825
NetLogic Microsystems, Inc. *	125,510	3,942,269
Polycom, Inc. *	84,080	3,277,438
Red Hat, Inc. *	69,800	3,186,370
SBA Communications Corp. *	159,200	6,517,648
Teradata Corp. *	130,040	5,352,447
Tibco Software, Inc. *	273,100	5,382,801
Total Technology		134,764,675

Rainier Mid Cap Equity Portfolio
Schedule of Investments
December 31, 2010 (Unaudited)

Utilities (3.1%)	Shares	Value
Aqua America, Inc.	110,470	$2,483,366
ITC Holdings Corp.	178,020	11,033,679
The AES Corp. *	1,008,940	12,288,889
Total Utilities		25,805,934

TOTAL COMMON STOCKS
(Cost $603,294,267)		$816,982,820

SHORT-TERM INVESTMENTS (1.0%)	Principal Amount	Value
MONEY MARKET MUTUAL FUNDS (1.0%)
First American Prime Obligations Fund
0.0000%	$8,358,567	$8,358,567
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,358,567)		$8,358,567

TOTAL INVESTMENTS (100.3%)		$825,341,387
(Cost $611,652,834)
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3%)		(2,192,767)
TOTAL NET ASSETS (100.0%)		$823,148,620

ADR American Depository Receipt
* Non income producing security.

The cost basis of investment for federal income tax purposes at December 31, 2010, was as follows***:

Cost of investments		$611,652,834
Gross unrealized appreciation		214,402,166
Gross unrealized depreciation		(713,613)
Net unrealized appreciation		$213,688,553

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Fair Value of Financial Instruments at December 31, 2010

On January 21, 2010, the FASB issued ASU 2010-06, Improving Disclosures about Fair Value Measurements.  ASU 2010-06 amends ASC 820, Fair Value Measurements and Disclosures (formerly FASB Statement No. 157), to require additional disclosuresregarding fair measurements.  Specifically, the amendment requires reporting entities to disclose i) the inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions; ii) transfers between all levels including Level 1 and Level 2 as well as the reason(s) for all transfers; and with respect to Level 3 positions, transfers out separately from transfers in; and iii) purchases, sales, issuances, and settlements on a gross basis in the Level 3 roll forward rather than as one net number.  Examples of inputs that may be used in valuing Level 2 securities are current yields, current discount rates, credit quality, yields for comparable securities, and trading volume.

The effective date of this guidance is for interim and annual periods beginning after December 15, 2009; however, the requirements to provide the Level 3 activity for purchases, sales, issuances, and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.  The Funds have disclosed the applicable requirements of this accounting standard in their financial statements.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs).  These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

Rainier Large Cap Equity Portfolio
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$1,474,756,836	$-	$-	$1,474,756,836
Real Estate Investment Trusts	13,258,111	-	-	13,258,111
Total Equity	1,488,014,947	-	-	1,488,014,947

Short-Term Investments	14,985,774			14,985,774
Total Investments in Securities	$1,503,000,721	$-	$-	$1,503,000,721

Rainier Mid Cap Equity Portfolio
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$799,643,887	$-	$-	$799,643,887
Real Estate Investment Trusts	17,338,933	-	-	17,338,933
Total Equity	816,982,820	-	-	816,982,820

Short-Term Investments	8,358,567			8,358,567
Total Investments in Securities	$825,341,387	$-	$-	$825,341,387

Rainier Small/Mid Cap Equity Portfolio
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$3,047,936,373	$-	$-	$3,047,936,373
Total Equity	3,047,936,373	-	-	3,047,936,373

Short-Term Investments	24,353,968			24,353,968
Total Investments in Securities	$3,072,290,341	$-	$-	$3,072,290,341

Rainier Balanced Portfolio
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$47,261,879	$-	$-	$47,261,879
Real Estate Investment Trusts	417,979	-	-	417,979
Total Equity	47,679,858	-	-	47,679,858

Fixed Income
Asset Backed Securities	$-	$1,398,267	$-	$1,398,267
Mortgage Pass-Through Securities	-	535,113	-	535,113
Federal Agency Obligations	-	11,708,725	-	11,708,725
Corporate Bonds	-	16,716,011	-	16,716,011
Total Fixed Income	-	30,358,116	-	30,358,116

Short-Term Investments	2,914,098	-	-	2,914,098
Total Investments in Securities	$50,593,956	$30,358,116	$-	$80,952,072

Rainier Intermediate Fixed Income Portfolio
	Level 1	Level 2	Level 3	Total

Fixed Income
Asset Backed Securities	$-	$2,101,641	$-	$2,101,641
Mortgage Pass-Through Securities	-	2,291,512	-	2,291,512
Federal Agency Obligations	-	33,849,419	-	33,849,419
Convertible Bonds	-	2,509,375	-	2,509,375
Corporate Bonds	-	69,489,359	-	69,489,359
Total Fixed Income	-	110,241,306	-	110,241,306

Short-Term Investments	2,756,952	-	-	2,756,952
Total Investments in Securities	$2,756,952	$110,241,306	$-	$112,998,258

Rainier High Yield Portfolio
	Level 1	Level 2	Level 3	Total

Fixed Income
Corporate Bonds	$-	$14,675,273	$-	$14,675,273
Total Fixed Income	-	14,675,273	-	14,675,273

Short-Term Investments	665,295			665,295
Total Investments in Securities	$665,295	$14,675,273	$-	$15,340,568

Item 2.  Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rainier Investment Management Mutual Funds

By  /s/ Melodie B. Zakaluk
             Melodie B. Zakaluk
             Chief Executive Officer / President and Treasurer

Date   February 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Melodie B. Zakaluk
             Melodie B. Zakaluk
             Chief Executive Officer / President and Treasurer

Date   February 18, 2011